Income Taxes - Schedule of U.S. Federal Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of U.S. Federal Statutory Tax Rate [Line Items]
Federal taxes at statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.63%	2.50%	2.48%
Permanent items:
Other nondeductible items	0.14%	(0.35%)	(0.30%)
Subpart F income	(0.57%)	(1.55%)	(0.80%)
Stock-based compensation	(12.87%)	(10.94%)	(10.88%)
Foreign withholding tax	(2.89%)	(0.82%)
Research & development credit	0.64%	0.34%	1.57%
Global intangible low-taxed income		(0.46%)
Foreign rate differential and foreign tax credits	1.36%	(1.39%)	(0.74%)
Canada Provision		1.92%
Change in uncertainty tax position (“FIN48”)	0.51%	(2.54%)	(0.10%)
Other	(0.94%)	(0.86%)	(0.01%)
Effective tax rate	2.87%	4.35%	(32.08%)
U.S. Federal [Member]
Permanent items:
Change in valuation allowance	(5.24%)	(5.61%)	(34.09%)
U.S. States [Member]
Permanent items:
Change in valuation allowance	(2.89%)	(0.07%)	(11.17%)
Foreign [Member]
Permanent items:
Change in valuation allowance	1.99%	3.18%	0.96%